THE ADVISORS' INNER CIRCLE FUND

                          Japan Smaller Companies Fund

                         Supplement dated April 17, 2006
                                     to the
                         Prospectus dated March 1, 2006


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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The Board of Trustees of the Japan Smaller Companies Fund (the "Fund") has
determined to re-open the Fund to new investors effective April 12, 2006. Beginning on that date, new accounts may be opened in the Fund subject to an initial minimum purchase of $2,500 (or $2,000 for individual retirement account or other tax qualified accounts).



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 PAM-SK-002-0100